UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance Build America Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.5%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,339,858
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,792,682
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,095,425
Rhode Island Clean Water Finance Agency, 5.00%, 10/1/32	1,400	1,616,748

		$15,844,713

Education — 7.0%
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	$5,755	$6,676,548
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,590,295
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,730,828
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,385,377
University of California, 5.25%, 5/15/35	3,555	4,136,669
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	415	506,923
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	1,120	1,370,410
West Virginia University, 5.00%, 10/1/29	735	829,888
West Virginia University, 5.00%, 10/1/31	3,000	3,410,940

		$24,637,878

Electric Utilities — 9.4%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,675,813
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,073,332
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,040,643
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,146,960
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	945	1,003,013
Ohio Water Development Authority, (FirstEnergy Nuclear Generation), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,383,008
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,480,303
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,750,470
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,344,188
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,141,378

		$33,039,108

Escrowed/Prerefunded — 4.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,751,400
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,147,880

		$14,899,280

General Obligations — 13.3%
California, 5.00%, 12/1/26	$2,285	$2,702,607
California, 5.00%, 2/1/31	1,405	1,592,961
California, 5.25%, 10/1/29	560	653,262

Security	Principal Amount (000’s omitted)	Value
California, 5.25%, 10/1/32	$3,480	$3,988,010
Clark County, NV, 5.00%, 7/1/33	5,000	5,580,550
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	2,590	1,890,881
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,419,611
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,733,666
North Carolina, 5.00%, 6/1/22	2,000	2,450,020
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,350	1,023,935
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,743,273
South Carolina, 3.25%, 8/1/30	770	771,740
University of Connecticut, 5.00%, 2/15/32	1,250	1,433,413
Washington, 5.00%, 2/1/34	5,000	5,717,850
Washington, 5.25%, 2/1/36(1)	6,000	6,879,540

		$46,581,319

Health Care - Miscellaneous — 0.3%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$135,684
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	86	85,885
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	303	303,234
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	361	360,992

		$885,795

Hospital — 15.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$593,930
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,944,160
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,893,342
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,585,632
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,500,841
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,467,336
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,299,921
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,474,510
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,851,086
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,893,216
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,438,654
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	922,257
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,042,511
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,533,249
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,207,181
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,215	1,218,001
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,109,320
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,647,550

		$52,622,697

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$185,253

		$185,253

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.2%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,245,440
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	440	438,060
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,979,533

		$7,663,033

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,165,362

		$2,165,362

Insured-Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,276,580
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,612,279

		$7,888,859

Insured-General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,072,881
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	535,657
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	992,092

		$3,600,630

Insured-Lease Revenue/Certificates of Participation — 1.1%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,717,731

		$3,717,731

Insured-Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$10,600	$3,525,666

		$3,525,666

Insured-Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$7,500	$6,992,550
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,319,220
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,173,033
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,189,071
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	827,150
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,835	1,807,530

		$21,308,554

Insured-Transportation — 3.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,118,460
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,102,000
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	869,749
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,941,482
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,196,260
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,717,628

		$11,945,579

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 2.7%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,596,302
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	4,774,048

		$9,370,350

Lease Revenue/Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,585,390

		$4,585,390

Other Revenue — 5.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,175	$1,306,776
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,466,982
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	720	800,827
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	726,072
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,001,640
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,431,822
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	450	432,590
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	3,015,748
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,250,096
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,185	2,216,770

		$20,649,323

Senior Living/Life Care — 3.6%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,646,662
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,316,967
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,454,189
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,828,118
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(5)	1,480	917,659
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	627,952
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	2,983,910
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	168,795
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	697,600

		$12,641,852

Special Tax Revenue — 8.5%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,508,931
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	746,559
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,200	1,185,972
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,602,005
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,304,270
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	2,005,918
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,895	1,685,906
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,130	1,092,947
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30(6)	4,125	4,686,330

		$29,818,838

Security	Principal Amount (000’s omitted)	Value
Transportation — 15.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$464,024
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,267,750
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,666,834
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,481,726
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,169,036
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,682,045
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,975,600
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38(7)	4,820	5,605,082
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,428,975
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,354,029
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	11,776,345
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,201,820
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,497,119
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,320,100

		$55,890,485

Water and Sewer — 2.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$6,855	$7,848,701

		$7,848,701

Total Tax-Exempt Investments — 111.6% (identified cost $351,203,263)		$391,316,396

Other Assets, Less Liabilities — (11.6)%		$(40,677,819)

Net Assets — 100.0%		$350,638,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	19.9%
California	18.8%
Texas	11.2%
Massachusetts	10.4%
Others, representing less than 10% individually	51.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,246,974.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $5,218,617 or 1.5% of the Fund’s net assets.

(4)	Defaulted matured security.

(5)	Security is in default and making only partial interest payments.

(6)	When-issued security.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	245 U.S. 10-Year Treasury Note	Short	$(30,622,638)	$(30,667,109)	$(44,471)
9/14	182 U.S. Long Treasury Bond	Short	(24,782,948)	(24,968,125)	(185,177)

					$(229,648)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $229,648.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$306,273,159

Gross unrealized appreciation	$40,239,229
Gross unrealized depreciation	(1,880,992)

Net unrealized appreciation	$38,358,237

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$391,316,396	$—	$391,316,396
Total Investments	$—	$391,316,396	$—	$391,316,396

Liability Description
Futures Contracts	$(229,648)	$—	$—	$(229,648)
Total	$(229,648)	$—	$—	$(229,648)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Atlanta Capital Horizon Growth Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
B/E Aerospace, Inc.(1)	9,601	$887,996

		$887,996

Banks — 1.7%
First Republic Bank	11,977	$658,615

		$658,615

Beverages — 0.8%
Dr Pepper Snapple Group, Inc.	5,460	$319,847

		$319,847

Capital Markets — 5.6%
Affiliated Managers Group, Inc.(1)	6,398	$1,314,149
Raymond James Financial, Inc.	7,687	389,962
T. Rowe Price Group, Inc.	4,883	412,174

		$2,116,285

Chemicals — 5.5%
Airgas, Inc.	9,749	$1,061,764
Ecolab, Inc.	9,198	1,024,105

		$2,085,869

Commercial Services & Supplies — 4.8%
Stericycle, Inc.(1)	4,259	$504,351
Waste Connections, Inc.	26,772	1,299,780

		$1,804,131

Communications Equipment — 3.5%
F5 Networks, Inc.(1)	5,336	$594,644
Juniper Networks, Inc.(1)	29,471	723,218

		$1,317,862

Construction & Engineering — 2.3%
Chicago Bridge & Iron Co. NV - NY Shares	12,952	$883,326

		$883,326

Diversified Financial Services — 2.8%
IntercontinentalExchange Group, Inc.	5,679	$1,072,763

		$1,072,763

Electrical Equipment — 2.8%
AMETEK, Inc.	11,101	$580,361
Rockwell Automation, Inc.	3,683	460,964

		$1,041,325

Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	13,932	$1,342,209

		$1,342,209

Energy Equipment & Services — 4.5%
Cameron International Corp.(1)	5,506	$372,811
Core Laboratories NV	4,117	687,786
Weatherford International PLC(1)	27,487	632,201

		$1,692,798

1

Security	Shares	Value
Food & Staples Retailing — 1.6%
Whole Foods Market, Inc.	15,192	$586,867

		$586,867

Food Products — 2.9%
TreeHouse Foods, Inc.(1)	13,917	$1,114,334

		$1,114,334

Health Care Providers & Services — 7.5%
Catamaran Corp.(1)	28,359	$1,252,333
Cigna Corp.	9,936	913,814
DaVita HealthCare Partners, Inc.(1)	9,496	686,751

		$2,852,898

Health Care Technology — 1.3%
Cerner Corp.(1)	9,637	$497,076

		$497,076

Hotels, Restaurants & Leisure — 0.6%
Panera Bread Co., Class A(1)	1,482	$222,048

		$222,048

Insurance — 2.7%
Markel Corp.(1)	1,533	$1,005,096

		$1,005,096

Internet & Catalog Retail — 0.5%
Priceline Group, Inc. (The)(1)	160	$192,480

		$192,480

IT Services — 0.9%
Alliance Data Systems Corp.(1)	1,194	$335,813

		$335,813

Life Sciences Tools & Services — 2.4%
Mettler-Toledo International, Inc.(1)	3,539	$896,004

		$896,004

Machinery — 1.3%
IDEX Corp.	6,304	$508,985

		$508,985

Media — 1.6%
AMC Networks, Inc., Class A(1)	9,581	$589,136

		$589,136

Multiline Retail — 4.6%
Dollar Tree, Inc.(1)	15,755	$858,018
Nordstrom, Inc.	13,054	886,758

		$1,744,776

Oil, Gas & Consumable Fuels — 1.8%
Denbury Resources, Inc.	36,007	$664,689

		$664,689

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	5,601	$415,930

		$415,930

Pharmaceuticals — 3.1%
Perrigo Co. PLC	8,114	$1,182,697

		$1,182,697

Professional Services — 1.7%
IHS, Inc.(1)	4,756	$645,247

		$645,247

2

Security	Shares	Value
Road & Rail — 3.4%
Genesee & Wyoming, Inc., Class A(1)	5,240	$550,200
J.B. Hunt Transport Services, Inc.	4,985	367,793
Kansas City Southern	3,548	381,446

		$1,299,439

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	13,581	$662,889

		$662,889

Software — 3.0%
Informatica Corp.(1)	16,060	$572,539
Red Hat, Inc.(1)	10,145	560,714

		$1,133,253

Specialty Retail — 7.8%
O’Reilly Automotive, Inc.(1)	1,306	$196,684
Ross Stores, Inc.	13,434	888,390
Tiffany & Co.	8,819	884,105
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	10,702	978,270

		$2,947,449

Textiles, Apparel & Luxury Goods — 5.3%
Fossil, Inc.(1)	7,320	$765,086
Michael Kors Holdings, Ltd.(1)	5,425	480,926
Ralph Lauren Corp.	4,798	770,991

		$2,017,003

Trading Companies & Distributors — 2.7%
Fastenal Co.	20,915	$1,035,083

		$1,035,083

Total Common Stocks (identified cost $28,762,050)		$37,772,218

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$176	$175,506

Total Short-Term Investments (identified cost $175,506)		$175,506

Total Investments — 100.2% (identified cost $28,937,556)		$37,947,724

Other Assets, Less Liabilities — (0.2)%		$(93,058)

Net Assets — 100.0%		$37,854,666

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $1,172.

The Fund did not have any open financial instruments at June 30, 2014.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,232,952

Gross unrealized appreciation	$9,306,367
Gross unrealized depreciation	(591,595)

Net unrealized appreciation	$8,714,772

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$37,772,218	*	$—	$—	$37,772,218
Short-Term Investments	—		175,506	—	175,506
Total Investments	$37,772,218		$175,506	$—	$37,947,724

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Build America Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 94.8%(1)

Security	Principal Amount (000’s omitted)	Value
Education — 5.5%
University of Michigan, 6.172%, 4/1/30	$530	$589,148
University of Texas, 6.276%, 8/15/41	1,775	1,973,019

		$2,562,167

Electric Utilities — 7.8%
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	$740	$813,808
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,213,700
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,595,217

		$3,622,725

General Obligations — 33.3%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,113,370
California, 7.70%, 11/1/30	1,000	1,227,500
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	1,914,067
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,375,315
Denton County, TX, 5.968%, 7/15/35	1,020	1,133,047
Denver, CO, 5.65%, 8/1/30	1,250	1,401,587
Florida, State Board of Education, 5.50%, 6/1/27	1,000	1,102,140
New York, NY, 6.646%, 12/1/31	1,250	1,472,337
San Mateo, CA, Union High School District, 6.733%, 9/1/34	900	1,014,111
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,250	1,417,200
Shelby County, TN, 5.75%, 4/1/34	385	422,160
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	912,975

		$15,505,809

Hospital — 1.7%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$272,815
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	540,120

		$812,935

Lease Revenue/Certificates of Participation — 5.0%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$1,615	$1,774,562
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	558,270

		$2,332,832

Other Revenue — 8.1%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,335	$1,496,455
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	440	498,762
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,757,925

		$3,753,142

Special Tax Revenue — 11.2%
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,265	$1,400,077
Iowa, Special Obligation, 6.75%, 6/1/34	1,250	1,404,750
Miami-Dade County, FL, Transit Sales Surtax Revenue, 6.71%, 7/1/29	1,105	1,262,684
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,035	1,136,026

		$5,203,537

Transportation — 7.7%
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$1,775	$1,979,799
Port of Seattle, WA, 7.00%, 5/1/36	1,395	1,586,785

		$3,566,584

1

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 14.5%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$870,131
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,134,480
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	119,480
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	647,395
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,540	1,739,060
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,163,150
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	1,000	1,093,910

		$6,767,606

Total Taxable Municipal Securities — 94.8% (identified cost $41,786,259)		$44,127,337

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$1,614	$1,613,572

Total Short-Term Investments (identified cost $1,613,572)		$1,613,572

Total Investments — 98.3% (identified cost $43,399,831)		$45,740,909

Other Assets, Less Liabilities — 1.7%		$781,569

Net Assets — 100.0%		$46,522,478

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.2%
New York	15.1%
California	13.3%
Others, representing less than 10% individually	48.2%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $1,198.

The Fund did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,376,713

Gross unrealized appreciation	$1,799,882
Gross unrealized depreciation	(435,686)

Net unrealized appreciation	$1,364,196

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Securities	$—	$44,127,337	$—	$44,127,337
Short-Term Investments	—	1,613,572	—	1,613,572
Total Investments	$—	$45,740,909	$—	$45,740,909

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014